Report of Independent
Registered Public Accounting
Firm
To the Board of Directors and Shareholders of Value Line Small Cap Opportunities Fund, Inc. and Value Line Asset Allocation Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Value Line Small Cap Opportunities Fund, Inc. and
Value Line Asset Allocation Fund, Inc. (hereafter collectively referred to as the "Funds") as of March 31, 2019, the related statements of operations for the year ended March 31, 2019, the statement of changes in net assets for each of the two years in the period ended
March 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of March 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period ended March 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

New York, New York May 22, 2019
We have served as the auditor of one or more investment companies in Value Line Funds since 1983.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New
York, NY 10017 T: (646) 471 3000, F: (813) 286 6000,
www.pwc.com/us